Related party transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related party transactions
Amounts due from related parties	$ 960	¥ 6,600	¥ 9,900
Shanghai Kuaibao Network Technology Ltd
Related party transactions
Amounts due from related parties		¥ 6,600	¥ 9,900